Deposits to institutional cooperators, net	12 Months Ended
Dec. 31, 2024
Deposits to institutional cooperators, net
Deposits to institutional cooperators, net

5. Deposits to institutional cooperators, net

The following table presents the deposits to institutional cooperators as of December 31, 2023 and 2024, respectively:

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deposits to institutional cooperators	1,705,121,413	1,964,168,534	269,089,986
Provision for credit losses on deposits to institutional cooperators	(2,649,017)	(5,871,290)	(804,364)
Deposits to institutional cooperators, net	1,702,472,396	1,958,297,244	268,285,622

Deposits to institutional cooperators relate to the pledged cash to the Group’s financial institutional cooperators and the amount of deposit is separately agreed with each institutional cooperator.

The following table presents the movement of the provision for deposits to institutional cooperators:

		Reversal of provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2022	institutional cooperators	institutional cooperators	2023
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	3,322,575	(673,558)	—	2,649,017

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2023	institutional cooperators	institutional cooperators	2024
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	2,649,017	3,222,273	—	5,871,290

		Provision for
	As of	credit losses on	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2023	institutional cooperators	institutional cooperators	2024
	US$	US$	US$	US$
Deposits to institutional cooperators	362,914	441,450	—	804,364